Organization and Principal Activities (Details) - USD ($)			12 Months Ended
	Sep. 01, 2020	Apr. 08, 2020	Dec. 31, 2020
Organization and Principal Activities (Details) [Line Items]
Trail operation units (in Shares)	100
Exchange for nominal consideration			$ 10.00
Contractual Arrangements [Member]
Organization and Principal Activities (Details) [Line Items]
Business cooperation agreement, description		This entity was formed in Hong Kong on March 1, 2018. After the acquisition, Bit Digital Hong Kong became a wholly owned subsidiary of the Company and the name was changed to Bit Digital Hong Kong Limited.
XMAX Chain Limited [Member]
Organization and Principal Activities (Details) [Line Items]
Negative net asset		$ 674
Loss from acquisition		$ 1,964